Subsequent Events	9 Months Ended
Sep. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS
A. Recent financing activities
During the period from October 1 to December 7, 2022, PEMEX entered into the following financing activities:
•On October 7, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.1,500,000 due in 180 days, bearing interest at a floating rate linked to 28-day TIIE plus 195 basis points.
•On October 17, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.1,000,000 due in 180 days, bearing interest at a floating rate linked to 28-day TIIE plus 195 basis points.
•On October 18, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of U.S. $ 75,000 due in 70 days, bearing interest at a floating rate linked to 3-month SOFR plus 251 basis points.
•On October 28, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 500,000, bearing interest at a floating rate linked to 28-day TIIE plus 225 basis points, maturing in April 2023.
•On November 9, 2022, Petróleos Mexicanos issued subscribed a new revolving credit line for the amount of Ps. 20,500,000, bearing interest at a floating rate linked to 28-day TIIE plus 350 basis points, maturing in November 2025.
•On November 14, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 1,300,000, bearing interest at a floating rate linked to 91-day TIIE plus 280 basis points, maturing in February 2023.
•On November 15, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 5,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 235 basis points, maturing in December 2022.

As of September 30, 2022, the outstanding amount under the PMI Trading revolving credit lines was U.S.$151,571. From October 1 to December 7, 2022, PMI Trading obtained U.S.$ 321,059 from its revolving credit lines used for its trading activities and repaid U.S.$ 334,893. As of December 7, 2022, the outstanding amount under this revolving credit line was U.S.$ 137,737. The available amount under this revolving credit lines was U.S.$ 87,263 as of December 7, 2022.

As of December 7, 2022, PEMEX had U.S.$7,664,000 and Ps. 29,500,000 in available credit lines in order to provide liquidity, of which U.S.$ 185,000 and Ps. 10,500,000 are available.
B. Exchange rates and crude oil prices
As of December 7, 2022, the Mexican peso-U.S. dollar exchange rate was Ps. 19.7567 per U.S. dollar, which represents a 2.7% appreciation of the value of the U.S. dollar as compared to the exchange rate as of September 30, 2022, which was Ps. 20.3058 per U.S. dollar. This increase in the U.S. dollar exchange rate, has led to an estimate of Ps. 48,510,062 in PEMEX’s foreign exchange loss as of December 7, 2022.
As of December 7, 2022, the weighted average price of the crude oil exported by PEMEX was U.S.$ $61.86 per barrel. This represents a price decrease of 19.8% as compared to the average price as of September 30, 2022, which was U.S.$ 77.16 per barrel.
C. Contributions from the Mexican Government
During the period from October 1 to December 7, 2022, the Mexican Government, through the Ministry of Energy, made equity capital contributions to Petróleos Mexicanos for the construction of the Dos Bocas Refinery and Rehabilitation Plan of the refineries as follows:

Fecha	Contributions for the construction of the Dos Bocas Refinery		Rehabilitation Plan of the refineries
October 4	Ps.	—	1,618,523
October 6	2,500,000		—
October 13	2,500,000		—
October 20	2,500,000		—
October 28	2,500,000		—
November 4	2,500,000		—
November 7	—		1,805,296
November 10	2,500,000		—
November 17	2,500,000		—
November 25	—		892,893
November 25	2,500,000		—
December 1	4,000,000		—
December 2	800,000		—
Total	Ps.	24,800,000	4,316,712
D. Russian activities in Ukraine and the related destabilization of the world energy markets.
PEMEX’s revenues and profitability are heavily dependent on the prices it receives from sales of oil and natural gas. Oil prices are particularly sensitive to actual and perceived threats to global political stability and to changes in production from OPEC member states. An actual increase, or the threat of an increase, in Russian activities in Ukraine could lead to increased volatility in global oil and gas prices. Destabilization of global oil and gas prices could reduce the price received from PEMEX’s sales of oil and natural gas and adversely affect PEMEX’s results and profitability. Increases in oil and gas prices may not persist and could be followed by price decreases based on factors beyond PEMEX’s control, including geopolitical events.